Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2018-C8
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 310-9821
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24-25				trustadministrationgroup@computershare.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276VAA7	2.659000%	23,231,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276VAB5	3.713000%	68,276,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276VAC3	3.903000%	35,465,000.00	11,538,604.02	607,954.95	37,529.31	0.00	0.00	645,484.26	10,930,649.07	35.89%	30.00%
A-3	90276VAD1	3.720000%	284,000,000.00	227,252,011.29	0.00	704,481.23	0.00	0.00	704,481.23	227,252,011.29	35.89%	30.00%
A-4	90276VAE9	3.983000%	320,645,000.00	320,645,000.00	0.00	1,064,274.20	0.00	0.00	1,064,274.20	320,645,000.00	35.89%	30.00%
A-S	90276VAH2	4.215000%	84,920,000.00	84,920,000.00	0.00	298,281.50	0.00	0.00	298,281.50	84,920,000.00	26.14%	21.88%
B	90276VAJ8	4.567000%	54,871,000.00	54,871,000.00	0.00	208,829.88	0.00	0.00	208,829.88	54,871,000.00	19.85%	16.63%
C	90276VAK5	4.836854%	45,726,000.00	45,726,000.00	0.00	184,308.34	0.00	0.00	184,308.34	45,726,000.00	14.60%	12.25%
D	90276VAN9	4.836854%	20,987,000.00	20,987,000.00	0.00	84,592.55	0.00	0.00	84,592.55	20,987,000.00	12.19%	10.24%
D-RR	90276VAR0	4.836854%	31,272,000.00	31,272,000.00	0.00	126,048.43	0.00	0.00	126,048.43	31,272,000.00	8.61%	7.25%
E-RR	90276VAT6	4.836854%	20,903,000.00	20,903,000.00	0.00	84,253.97	0.00	0.00	84,253.97	20,903,000.00	6.21%	5.25%
F-RR	90276VAV1	4.836854%	14,371,000.00	14,371,000.00	0.00	57,925.36	0.00	0.00	57,925.36	14,371,000.00	4.56%	3.88%
NR-RR	90276VAX7	4.836854%	40,500,891.00	39,739,048.41	0.00	136,551.53	0.00	0.00	136,551.53	39,739,048.41	0.00%	0.00%
Z	90276VAZ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276VBA6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,167,891.00	872,224,663.72	607,954.95	2,987,076.30	0.00	0.00	3,595,031.25	871,616,708.77

X-A	90276VAF6	0.962339%	731,617,000.00	559,435,615.31	0.00	448,639.12	0.00	0.00	448,639.12	558,827,660.36
X-B	90276VAG4	0.364468%	185,517,000.00	185,517,000.00	0.00	56,345.88	0.00	0.00	56,345.88	185,517,000.00
Notional SubTotal			917,134,000.00	744,952,615.31	0.00	504,985.00	0.00	0.00	504,985.00	744,344,660.36

Deal Distribution Total					607,954.95	3,492,061.30	0.00	0.00	4,100,016.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276VAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276VAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276VAC3	325.35186860	17.14239250	1.05820696	0.00000000	0.00000000	0.00000000	0.00000000	18.20059946	308.20947610
A-3	90276VAD1	800.18313835	0.00000000	2.48056771	0.00000000	0.00000000	0.00000000	0.00000000	2.48056771	800.18313835
A-4	90276VAE9	1,000.00000000	0.00000000	3.31916668	0.00000000	0.00000000	0.00000000	0.00000000	3.31916668	1,000.00000000
A-S	90276VAH2	1,000.00000000	0.00000000	3.51250000	0.00000000	0.00000000	0.00000000	0.00000000	3.51250000	1,000.00000000
B	90276VAJ8	1,000.00000000	0.00000000	3.80583332	0.00000000	0.00000000	0.00000000	0.00000000	3.80583332	1,000.00000000
C	90276VAK5	1,000.00000000	0.00000000	4.03071207	0.00000000	0.00000000	0.00000000	0.00000000	4.03071207	1,000.00000000
D	90276VAN9	1,000.00000000	0.00000000	4.03071187	0.00000000	0.00000000	0.00000000	0.00000000	4.03071187	1,000.00000000
D-RR	90276VAR0	1,000.00000000	0.00000000	4.03071214	0.00000000	0.00000000	0.00000000	0.00000000	4.03071214	1,000.00000000
E-RR	90276VAT6	1,000.00000000	0.00000000	4.03071186	0.00000000	0.00000000	0.00000000	0.00000000	4.03071186	1,000.00000000
F-RR	90276VAV1	1,000.00000000	0.00000000	4.03071185	0.00000000	0.00000000	0.00000000	0.00000000	4.03071185	1,000.00000000
NR-RR	90276VAX7	981.18948568	0.00000000	3.37156854	0.58332371	13.13742851	0.00000000	0.00000000	3.37156854	981.18948568
Z	90276VAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276VBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276VAF6	764.65639168	0.00000000	0.61321582	0.00000000	0.00000000	0.00000000	0.00000000	0.61321582	763.82541734
X-B	90276VAG4	1,000.00000000	0.00000000	0.30372354	0.00000000	0.00000000	0.00000000	0.00000000	0.30372354	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	37,529.31	0.00	37,529.31	0.00	0.00	0.00	37,529.31	0.00
A-3	07/01/26 - 07/30/26	30	0.00	704,481.23	0.00	704,481.23	0.00	0.00	0.00	704,481.23	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,064,274.20	0.00	1,064,274.20	0.00	0.00	0.00	1,064,274.20	0.00
X-A	07/01/26 - 07/30/26	30	0.00	448,639.12	0.00	448,639.12	0.00	0.00	0.00	448,639.12	0.00
X-B	07/01/26 - 07/30/26	30	0.00	56,345.88	0.00	56,345.88	0.00	0.00	0.00	56,345.88	0.00
A-S	07/01/26 - 07/30/26	30	0.00	298,281.50	0.00	298,281.50	0.00	0.00	0.00	298,281.50	0.00
B	07/01/26 - 07/30/26	30	0.00	208,829.88	0.00	208,829.88	0.00	0.00	0.00	208,829.88	0.00
C	07/01/26 - 07/30/26	30	0.00	184,308.34	0.00	184,308.34	0.00	0.00	0.00	184,308.34	0.00
D	07/01/26 - 07/30/26	30	0.00	84,592.55	0.00	84,592.55	0.00	0.00	0.00	84,592.55	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	126,048.43	0.00	126,048.43	0.00	0.00	0.00	126,048.43	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	84,253.97	0.00	84,253.97	0.00	0.00	0.00	84,253.97	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	57,925.36	0.00	57,925.36	0.00	0.00	0.00	57,925.36	0.00
NR-RR	07/01/26 - 07/30/26	30	506,411.23	160,176.66	0.00	160,176.66	23,625.13	0.00	0.00	136,551.53	532,077.56
Totals			506,411.23	3,515,686.43	0.00	3,515,686.43	23,625.13	0.00	0.00	3,492,061.30	532,077.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	4,100,016.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,529,278.01	Master Servicing Fee	6,794.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,032.25
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	375.54
ARD Interest	0.00	Operating Advisor Fee	1,028.98
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	360.52
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,529,278.01	Total Fees	13,591.56

Principal		Expenses/Reimbursements
Scheduled Principal	607,954.95	Reimbursement for Interest on Advances	30.43
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,594.70
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	607,954.95	Total Expenses/Reimbursements	23,625.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,492,061.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	607,954.95
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,100,016.25
Total Funds Collected	4,137,232.96	Total Funds Distributed	4,137,232.94

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	872,224,663.72	872,224,663.72	Beginning Certificate Balance	872,224,663.72
(-) Scheduled Principal Collections	607,954.95	607,954.95	(-) Principal Distributions	607,954.95
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	871,616,708.77	871,616,708.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	873,504,378.10	873,504,378.10	Ending Certificate Balance	871,616,708.77
Ending Actual Collateral Balance	872,989,319.64	872,989,319.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	119,778,608.73	13.74%	16	4.7818	NAP	Defeased	11	119,778,608.73	13.74%	16	4.7818	NAP
10,000,000 or less	32	182,368,238.03	20.92%	17	4.8652	1.472944	1.35 or less	17	172,560,306.97	19.80%	17	4.9520	0.505171
10,000,001 to 15,000,000	12	143,016,853.95	16.41%	17	4.7906	1.375882	1.36 to 1.45	3	29,303,428.04	3.36%	16	4.9162	1.373489
15,000,001 to 20,000,000	7	127,746,922.61	14.66%	18	4.6733	1.837005	1.46 to 1.55	2	25,505,830.00	2.93%	16	4.4251	1.492479
20,000,001 to 25,000,000	4	96,706,085.45	11.10%	18	4.5541	1.779240	1.56 to 1.65	2	22,109,171.18	2.54%	16	4.7553	1.599326
25,000,001 to 30,000,000	2	55,350,000.00	6.35%	18	4.8340	2.193875	1.66 to 1.75	6	57,324,204.77	6.58%	18	4.6455	1.724263
30,000,001 to 35,000,000	3	99,150,000.00	11.38%	18	4.3393	2.434029	1.76 to 1.85	6	58,526,269.07	6.71%	18	5.0832	1.798943
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.86 to 1.95	2	16,750,000.00	1.92%	18	4.5821	1.928358
45,000,001 to 50,000,000	1	47,500,000.00	5.45%	18	4.5300	2.410000	1.96 to 2.05	3	32,798,835.45	3.76%	17	4.5511	2.010544
50,000,001 or Greater	0	0.00	0.00%	0	0.0000	0.000000	2.06 to 2.30	4	55,258,381.52	6.34%	18	4.7527	2.085226
Totals	72	871,616,708.77	100.00%	17	4.6988	1.773575	2.31 to 2.55	9	147,950,000.00	16.97%	17	4.4335	2.405025
							2.56 or Greater	7	133,751,673.04	15.35%	18	4.4696	2.804450
							Totals	72	871,616,708.77	100.00%	17	4.6988	1.773575
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	119,778,608.73	13.74%	16	4.7818	NAP	North Carolina	4	15,356,460.24	1.76%	17	4.3910	2.142927
Alabama	2	2,465,143.00	0.28%	17	4.0660	2.810000	North Dakota	1	1,057,858.00	0.12%	17	4.0660	2.810000
Arizona	2	39,650,000.00	4.55%	18	4.5911	2.577049	Ohio	7	20,481,435.10	2.35%	17	4.7814	1.826398
California	9	150,785,869.36	17.30%	18	4.7271	1.453686	Oklahoma	2	6,559,892.86	0.75%	17	4.4624	2.189481
Colorado	2	22,500,000.00	2.58%	17	4.9220	2.190000	South Carolina	2	5,907,178.57	0.68%	17	4.1619	2.449460
Florida	6	35,073,565.30	4.02%	18	4.8201	2.521264	South Dakota	1	849,492.00	0.10%	17	4.0660	2.810000
Georgia	3	16,322,868.34	1.87%	17	4.9206	1.593118	Texas	3	55,227,142.86	6.34%	18	4.5208	2.373136
Illinois	8	23,382,322.53	2.68%	18	4.4558	1.902221	Vermont	4	16,245,780.59	1.86%	17	4.7036	1.449685
Indiana	1	2,847,081.60	0.33%	18	5.4200	0.410000	Virginia	1	13,500,000.00	1.55%	18	4.5200	1.940000
Iowa	1	945,000.00	0.11%	18	5.2000	1.730000	Wisconsin	1	6,321,922.51	0.73%	13	4.5500	1.500000
Kansas	1	10,554,649.95	1.21%	17	4.9250	1.170000	Wyoming	1	2,404,223.00	0.28%	17	4.0660	2.810000
Kentucky	1	6,982,857.14	0.80%	17	4.1910	2.340000	Totals	113	871,616,708.77	100.00%	17	4.6988	1.773575
Louisiana	2	8,688,056.04	1.00%	17	4.9230	2.649972
									Property Type³
Maryland	1	21,706,085.45	2.49%	17	4.5650	2.030000
Massachusetts	1	50,000,000.00	5.74%	18	4.7340	2.070000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	2	14,268,500.00	1.64%	18	4.3772	2.693047		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	3	22,590,984.49	2.59%	17	4.3810	1.646242	Defeased	13	119,778,608.73	13.74%	16	4.7818	NAP
Mississippi	1	3,865,624.58	0.44%	18	5.1945	1.830000	Industrial	20	126,138,812.23	14.47%	17	4.6643	1.130634
Missouri	2	14,983,692.16	1.72%	16	4.4863	1.962526	Lodging	4	57,366,967.48	6.58%	18	4.8085	1.738390
Nebraska	1	4,098,300.00	0.47%	18	4.3200	2.760000	Mixed Use	5	71,033,280.59	8.15%	17	4.7661	0.874229
Nevada	4	23,588,568.86	2.71%	17	4.2312	2.763085	Mobile Home Park	1	21,706,085.45	2.49%	17	4.5650	2.030000
New Hampshire	1	2,100,000.00	0.24%	18	4.3200	2.760000	Multi-Family	8	25,393,073.80	2.91%	16	4.8641	1.546180
New Jersey	5	48,843,200.00	5.60%	18	5.0216	1.875537	Office	12	206,665,932.91	23.71%	18	4.7671	2.104945
New Mexico	1	13,085,715.58	1.50%	17	4.8630	1.320000	Retail	45	200,533,947.40	23.01%	17	4.5227	2.103560
New York	13	68,598,629.75	7.87%	17	4.9076	0.087339	Self Storage	5	43,000,000.00	4.93%	18	4.7746	2.435907
							Totals	113	871,616,708.77	100.00%	17	4.6988	1.773575

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	119,778,608.73	13.74%	16	4.7818	NAP	Defeased	11	119,778,608.73	13.74%	16	4.7818	NAP
	4.0000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	6	97,400,000.00	11.17%	17	4.1412	2.507741	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	5	78,339,612.26	8.99%	18	4.3428	2.297446	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	15	294,700,862.20	33.81%	18	4.6366	1.908514	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	13	112,007,297.39	12.85%	17	4.8910	1.771421	49 months or greater	61	751,838,100.04	86.26%	17	4.6856	1.794758
	5.0001% to 5.2500%	20	158,291,444.30	18.16%	17	5.0915	0.964772	Totals	72	871,616,708.77	100.00%	17	4.6988	1.773575
	5.2501% to 5.5000%	2	11,098,883.89	1.27%	17	5.3213	1.041958
	5.5001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	871,616,708.77	100.00%	17	4.6988	1.773575
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	119,778,608.73	13.74%	16	4.7818	NAP	Defeased	11	119,778,608.73	13.74%	16	4.7818	NAP
	118 months or less	61	751,838,100.04	86.26%	17	4.6856	1.794758	Interest Only	35	509,461,250.00	58.45%	18	4.5959	2.148219
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	242,376,850.04	27.81%	17	4.8741	1.051806
	Totals	72	871,616,708.77	100.00%	17	4.6988	1.773575	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	72	871,616,708.77	100.00%	17	4.6988	1.773575
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	119,778,608.73	13.74%	16	4.7818	NAP			No outstanding loans in this group
Underwriter's Information		13	210,457,156.45	24.15%	17	4.5126	2.200107
	12 months or less	48	541,380,943.59	62.11%	17	4.7528	1.637182
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	871,616,708.77	100.00%	17	4.6988	1.773575
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30313994	RT	Various	Various	Actual/360	4.191%	90,222.92	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	08/01/26
1A5	30313995				Actual/360	4.191%	36,089.17	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	08/01/26
1A10	30313996				Actual/360	4.191%	72,178.33	0.00	0.00	N/A	01/01/28	--	20,000,000.00	20,000,000.00	08/01/26
1A15	30313997				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	08/01/26
2A12	30313999	IN	Rochester	NY	Actual/360	5.021%	48,063.49	21,890.26	0.00	N/A	01/06/28	--	11,116,444.68	11,094,554.42	06/06/25
2A13	30314000				Actual/360	5.021%	36,971.92	16,838.66	0.00	N/A	01/06/28	--	8,551,110.95	8,534,272.29	06/06/25
2A14	30314001				Actual/360	5.021%	19,410.26	8,840.29	0.00	N/A	01/06/28	--	4,489,333.84	4,480,493.55	06/06/25
2A22	30314003				Actual/360	5.021%	48,063.49	21,890.26	0.00	N/A	01/06/28	--	11,116,444.68	11,094,554.42	06/06/25
2A23	30314004				Actual/360	5.021%	36,971.92	16,838.66	0.00	N/A	01/06/28	--	8,551,110.95	8,534,272.29	06/06/25
2A24	30314005				Actual/360	5.021%	19,410.26	8,840.29	0.00	N/A	01/06/28	--	4,489,333.84	4,480,493.55	06/06/25
3A2	30314006	OF	Lowell	MA	Actual/360	4.734%	101,912.50	0.00	0.00	N/A	02/06/28	--	25,000,000.00	25,000,000.00	08/04/26
3A3	30314007				Actual/360	4.734%	81,530.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	08/04/26
3A9	30314008				Actual/360	4.734%	20,382.50	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	08/04/26
5	30314012	RT	Corpus Christi	TX	Actual/360	4.530%	185,289.58	0.00	0.00	N/A	02/06/28	--	47,500,000.00	47,500,000.00	08/06/26
6A1	30299468	OF	Florham Park	NJ	Actual/360	5.082%	131,272.08	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	08/06/26
6A2	30299469				Actual/360	5.082%	43,757.36	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	08/06/26
6A5	30299472				Actual/360	5.082%	21,878.68	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	08/06/26
7A2	30314014	MU	Oakland	CA	Actual/360	4.728%	101,783.33	0.00	0.00	N/A	02/06/28	--	25,000,000.00	25,000,000.00	08/06/26
7A4	30314016				Actual/360	4.728%	81,426.67	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	08/06/26
8	30314017	MF	Bloomington	IN	Actual/360	4.690%	139,332.08	0.00	0.00	N/A	09/01/27	--	34,500,000.00	34,500,000.00	08/01/26
9	30314018	Various Various		Various	Actual/360	4.066%	116,942.68	0.00	0.00	N/A	01/06/28	--	33,400,000.00	33,400,000.00	08/06/26
10	30314019	LO	Irvine	CA	Actual/360	4.635%	131,711.25	0.00	0.00	N/A	02/01/28	--	33,000,000.00	33,000,000.00	08/01/26
11	30314020	IN	Various	Various	Actual/360	4.320%	121,830.00	0.00	0.00	N/A	02/06/28	--	32,750,000.00	32,750,000.00	08/06/26
13	30314023	OF	Gilbert	AZ	Actual/360	4.541%	99,126.25	0.00	0.00	N/A	02/06/28	--	25,350,000.00	25,350,000.00	08/06/26
14	30314024	MH	Edgewood	MD	Actual/360	4.565%	85,461.71	34,518.66	0.00	N/A	01/06/28	--	21,740,604.11	21,706,085.45	08/06/26
15	30314025	OF	Houston	TX	Actual/360	4.470%	76,616.82	34,462.13	0.00	N/A	01/01/28	--	19,904,780.97	19,870,318.84	08/01/26
16	30314026	OF	Edina	MN	Actual/360	4.384%	72,558.80	36,401.14	0.00	N/A	01/06/28	--	19,220,308.63	19,183,907.49	08/06/26
17	30314027	IN	Los Angeles	CA	Actual/360	5.212%	73,100.17	24,498.63	0.00	N/A	02/06/28	--	16,287,513.75	16,263,015.12	07/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	30314028	OF	Melbourne	FL	Actual/360	4.920%	69,057.67	0.00	0.00	N/A	02/06/28	--	16,300,000.00	16,300,000.00	08/06/26
19	30314029	OF	Huntington Beach	CA	Actual/360	4.680%	64,480.00	0.00	0.00	N/A	01/06/28	--	16,000,000.00	16,000,000.00	08/06/26
20	30314030	RT	Albuquerque	NM	Actual/360	4.863%	54,908.40	26,477.53	0.00	N/A	01/06/28	--	13,112,193.11	13,085,715.58	08/06/26
21	30314031	OF	South Bend	IN	Actual/360	5.115%	57,501.10	25,167.42	0.00	N/A	02/06/28	--	13,054,832.51	13,029,665.09	08/06/26
23	30314034	IN	Various	IL	Actual/360	4.270%	44,425.90	26,582.15	0.00	N/A	02/01/28	--	12,082,286.92	12,055,704.77	08/01/26
24	30314035	OF	Phoenix	AZ	Actual/360	4.680%	57,629.00	0.00	0.00	N/A	02/06/28	--	14,300,000.00	14,300,000.00	08/06/26
25	30314036	RT	Dumfries	VA	Actual/360	4.520%	52,545.00	0.00	0.00	N/A	02/01/28	--	13,500,000.00	13,500,000.00	08/01/26
26	30314037	SS	Loveland	CO	Actual/360	4.867%	54,483.36	0.00	0.00	N/A	01/06/28	--	13,000,000.00	13,000,000.00	08/06/26
27	30314038	MF	Various	OH	Actual/360	5.170%	53,497.89	17,098.54	0.00	N/A	12/06/27	--	12,016,747.93	11,999,649.39	08/06/26
28	30314039	OF	Atlanta	GA	Actual/360	4.885%	43,492.81	30,190.65	0.00	N/A	01/06/28	--	10,339,361.83	10,309,171.18	08/06/26
29	30314040	LO	Wichita	KS	Actual/360	4.925%	44,851.66	21,147.01	0.00	N/A	01/01/28	--	10,575,796.96	10,554,649.95	08/01/26
30	30314041	RT	Quakertown	PA	Actual/360	4.872%	48,430.93	16,110.26	0.00	N/A	01/06/28	--	11,544,001.08	11,527,890.82	08/06/26
31	30314042	RT	Jensen Beach	FL	Actual/360	4.521%	41,041.25	19,402.88	0.00	N/A	01/06/28	--	10,542,093.42	10,522,690.54	08/06/26
32	30314043	MU	Tarzana	CA	Actual/360	4.642%	47,167.88	0.00	0.00	N/A	12/06/27	--	11,800,000.00	11,800,000.00	08/06/26
33	30299464	OF	Long Beach	CA	Actual/360	4.720%	41,614.36	16,864.32	0.00	N/A	02/06/28	--	10,239,718.56	10,222,854.24	08/06/26
34	30299394	MU	South Burlington	VT	Actual/360	4.973%	40,957.58	18,980.40	0.00	N/A	01/06/28	--	9,564,760.99	9,545,780.59	08/06/26
35	30299427	RT	Various	Various	Actual/360	5.287%	37,640.35	15,592.61	0.00	N/A	01/06/28	--	8,267,394.90	8,251,802.29	08/06/26
36	30299499	SS	Evergreen	CO	Actual/360	4.997%	40,879.87	0.00	0.00	N/A	02/06/28	--	9,500,000.00	9,500,000.00	08/06/26
37	30314044	RT	Poplar Bluff	MO	Actual/360	4.800%	35,514.24	12,230.31	0.00	N/A	12/06/27	--	8,592,154.47	8,579,924.16	08/06/26
39	30314046	SS	Roseville	CA	Actual/360	4.420%	31,781.03	0.00	0.00	N/A	01/06/28	--	8,350,000.00	8,350,000.00	08/06/26
40	30299406	LO	Ruston	LA	Actual/360	5.137%	30,810.47	13,461.85	0.00	N/A	01/06/28	--	6,965,134.89	6,951,673.04	08/06/26
41	30314047	LO	Trinity	FL	Actual/360	5.131%	30,371.20	13,217.30	0.00	N/A	02/01/28	--	6,873,861.79	6,860,644.49	08/01/26
42	30299498	LO	Moss Point	MS	Actual/360	5.631%	31,062.54	18,068.45	0.00	N/A	02/06/28	--	6,406,532.94	6,388,464.49	08/06/26
43	30314048	MF	Gates	NY	Actual/360	4.770%	29,133.28	11,780.01	0.00	N/A	11/01/27	--	7,092,704.42	7,080,924.41	08/01/26
46	30314051	MF	Memphis	TN	Actual/360	4.655%	27,151.92	10,575.94	0.00	N/A	01/06/28	--	6,773,634.06	6,763,058.12	08/06/26
47	30314052	RT	Neenah	WI	Actual/360	4.550%	24,816.19	11,879.37	0.00	N/A	09/06/27	--	6,333,801.88	6,321,922.51	08/06/26
48	30314053	Various Brooklyn		NY	Actual/360	5.023%	30,277.53	0.00	0.00	N/A	01/06/28	--	7,000,000.00	7,000,000.00	07/06/26
49	30314054	MU	Franklin	TN	Actual/360	4.805%	25,156.86	9,228.52	0.00	N/A	02/06/28	--	6,080,002.85	6,070,774.33	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
51	30314056	SS	Sacramento	CA	Actual/360	5.108%	27,051.12	0.00	0.00	N/A	02/06/28	--	6,150,000.00	6,150,000.00	08/06/26
52	30299489	SS	Las Vegas	NV	Actual/360	4.374%	22,599.00	0.00	0.00	N/A	02/06/28	--	6,000,000.00	6,000,000.00	08/06/26
53	30314057	RT	Fort Lauderdale	FL	Actual/360	4.930%	22,358.93	8,395.93	0.00	N/A	02/06/28	--	5,266,777.45	5,258,381.52	08/06/26
55	30314059	SS	Appleton	WI	Actual/360	4.908%	16,504.81	7,930.99	0.00	N/A	11/06/27	--	3,905,230.52	3,897,299.53	08/06/26
56	30299508	MU	Bridgeport	CT	Actual/360	4.768%	15,721.13	7,801.85	0.00	N/A	02/06/28	--	3,829,026.60	3,821,224.75	08/06/26
57	30299491	RT	Ridgeland	MS	Actual/360	5.194%	17,324.07	7,370.63	0.00	N/A	02/06/28	--	3,872,995.21	3,865,624.58	08/06/26
58	30314060	MF	Pacifica	CA	Actual/360	4.021%	13,850.11	0.00	0.00	N/A	01/06/28	--	4,000,000.00	4,000,000.00	08/06/26
59	30314061	RT	Decatur	TX	Actual/360	5.250%	15,343.56	6,744.59	0.00	N/A	06/01/27	--	3,393,966.81	3,387,222.22	08/01/26
60	30314062	RT	Douglasville	GA	Actual/360	5.105%	14,154.66	6,217.48	0.00	N/A	02/06/28	--	3,219,914.64	3,213,697.16	08/06/26
61	30314063	RT	Harlingen	TX	Actual/360	4.840%	13,545.28	0.00	0.00	N/A	02/01/28	--	3,250,000.00	3,250,000.00	08/01/26
62	30314064	RT	Clarksville	IN	Actual/360	5.420%	13,308.59	4,418.98	0.00	N/A	02/06/28	--	2,851,500.58	2,847,081.60	08/06/26
63	30314065	RT	Dallas	GA	Actual/360	4.840%	11,669.78	0.00	0.00	N/A	02/01/28	--	2,800,000.00	2,800,000.00	08/01/26
64	30314066	RT	Guthrie	OK	Actual/360	4.840%	11,431.17	0.00	0.00	N/A	02/01/28	--	2,742,750.00	2,742,750.00	08/01/26
65	30314067	RT	Winterset	IA	Actual/360	5.200%	4,231.50	0.00	0.00	02/06/28	02/06/33	--	945,000.00	945,000.00	08/06/26
66	30314068	RT	Kawkawlin	MI	Actual/360	5.200%	4,153.14	0.00	0.00	02/06/28	02/06/33	--	927,500.00	927,500.00	08/06/26
67	30314069	RT	Rockford	MN	Actual/360	5.200%	4,012.09	0.00	0.00	02/06/28	02/06/33	--	896,000.00	896,000.00	08/06/26
Totals							3,529,278.01	607,954.95	0.00				872,224,663.72	871,616,708.77
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	2,803,971.67	(764,586.81)	01/01/26	03/31/26	12/11/25	0.00	0.00	69,843.19	979,019.31	968,232.54	0.00
2A13	2,803,971.67	(764,586.81)	01/01/26	03/31/26	12/11/25	0.00	0.00	53,725.53	753,091.84	0.00	0.00
2A14	2,803,971.67	(764,586.81)	01/01/26	03/31/26	12/11/25	0.00	0.00	28,205.90	395,373.15	0.00	0.00
2A22	2,803,971.67	(764,586.81)	01/01/26	03/31/26	12/11/25	0.00	0.00	69,843.19	979,019.31	0.00	0.00
2A23	2,803,971.67	(764,586.81)	01/01/26	03/31/26	12/11/25	0.00	0.00	53,725.53	753,091.84	0.00	0.00
2A24	2,803,971.67	(764,586.81)	01/01/26	03/31/26	12/11/25	0.00	0.00	28,205.90	395,373.15	0.00	0.00
3A2	16,050,458.00	16,235,406.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	16,050,458.00	16,235,406.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A9	16,050,458.00	16,235,406.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,986,027.70	1,424,385.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	3,554,832.31	445,689.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	84.23	0.00
6A2	3,554,832.31	445,689.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A5	3,554,832.31	445,689.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	3,852,227.95	3,524,615.40	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	3,852,227.95	3,524,615.40	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,191,479.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,005,506.45	832,428.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,741,519.11	2,942,656.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,189,951.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,148,843.28	0.00	--	--	--	0.00	0.00	96,880.00	96,880.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	2,610,759.00	2,434,860.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,632,464.66	1,935,635.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,324,274.14	1,328,953.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,808,927.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,482,033.03	1,276,569.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,669,836.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,096,358.29	2,096,491.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,494,623.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,191,743.20	1,119,353.80	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	722,743.06	239,738.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,064,912.19	297,629.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	657,026.12	479,271.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	644,907.35	167,309.82	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	816,169.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	847,034.66	211,329.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	745,427.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,528,740.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	761,902.41	267,336.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	672,726.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	671,775.04	168,261.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	01/01/26	06/30/26	--	0.00	0.00	30,262.46	30,262.46	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	812,650.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,086,328.10	1,051,428.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	860,934.03	223,095.18	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	451,505.28	144,945.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	423,126.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	366,604.58	91,430.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	283,152.57	301,354.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
62	146,634.86	27,201.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	251,170.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	268,687.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	87,603.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	85,885.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	83,134.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	130,259,285.65	71,566,662.35				0.00	0.00	430,691.70	4,382,111.06	968,316.77	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	6	48,218,640.52	0	0.00	0	0.00	1	10,554,649.95	0	0.00	0	0.00	4.698806%	4.680713%	17
07/17/26	0	0.00	0	0.00	6	48,313,778.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.698923%	4.680827%	18
06/17/26	0	0.00	0	0.00	6	48,415,231.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699048%	4.680949%	19
05/15/26	0	0.00	0	0.00	6	48,509,523.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699163%	4.681062%	20
04/17/26	0	0.00	0	0.00	6	48,610,160.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699287%	4.681183%	21
03/17/26	0	0.00	0	0.00	6	48,703,613.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699400%	4.681294%	22
02/18/26	0	0.00	0	0.00	6	48,817,001.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699541%	4.681431%	23
01/16/26	0	0.00	0	0.00	6	48,909,564.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699653%	4.681541%	24
12/17/25	0	0.00	0	0.00	6	49,001,728.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699764%	4.681650%	25
11/18/25	0	0.00	1	25,350,000.00	6	49,100,313.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699884%	4.681767%	26
10/20/25	1	25,350,000.00	0	0.00	6	49,191,656.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699994%	4.681875%	27
09/17/25	0	0.00	6	49,289,451.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700113%	4.681991%	28
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A12	30313999	06/06/25	13	6	69,843.19	979,019.31	986,732.54	11,404,739.55	08/19/24	1
2A13	30314000	06/06/25	13	6	53,725.53	753,091.84	0.00	8,772,876.28	08/19/24	1
2A14	30314001	06/06/25	13	6	28,205.90	395,373.15	0.00	4,605,760.55	08/19/24	1
2A22	30314003	06/06/25	13	6	69,843.19	979,019.31	0.00	11,404,739.55	08/19/24	1
2A23	30314004	06/06/25	13	6	53,725.53	753,091.84	0.00	8,772,876.28	08/19/24	1
2A24	30314005	06/06/25	13	6	28,205.90	395,373.15	0.00	4,605,760.55	08/19/24	1
17	30314027	07/06/26	0	B	96,880.00	96,880.00	0.00	16,287,513.75	08/20/25	1
48	30314053	07/06/26	0	B	30,262.46	30,262.46	0.00	7,000,000.00
Totals					430,691.70	4,382,111.06	986,732.54	72,854,266.51
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		3,387,222	3,387,222	0		0
13 - 24 Months		865,460,987	817,242,346	48,218,641		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		2,768,500	2,768,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	871,616,709	823,398,068	0	0	48,218,641	0
Jul-26	872,224,664	823,910,885	0	0	48,313,779	0
Jun-26	872,874,298	824,459,066	0	0	48,415,231	0
May-26	873,477,005	824,967,481	0	0	48,509,523	0
Apr-26	874,121,580	825,511,420	0	0	48,610,160	0
Mar-26	874,719,083	826,015,470	0	0	48,703,613	0
Feb-26	875,447,778	826,630,777	0	0	48,817,002	0
Jan-26	876,039,746	827,130,182	0	0	48,909,564	0
Dec-25	876,629,243	827,627,515	0	0	49,001,728	0
Nov-25	877,261,088	802,810,774	0	25,350,000	49,100,314	0
Oct-25	877,845,489	803,303,832	25,350,000	0	49,191,657	0
Sep-25	878,472,422	829,182,971	0	49,289,451	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A12	30313999	11,094,554.42	11,404,739.55	162,000,000.00	10/15/25	(1,135,467.81)	(0.64000)	03/31/26	01/06/28	256
2A13	30314000	8,534,272.29	8,772,876.28	162,000,000.00	10/15/25	(1,135,467.81)	(0.64000)	03/31/26	01/06/28	256
2A14	30314001	4,480,493.55	4,605,760.55	162,000,000.00	10/15/25	(1,135,467.81)	(0.64000)	03/31/26	01/06/28	256
2A22	30314003	11,094,554.42	11,404,739.55	162,000,000.00	10/15/25	(1,135,467.81)	(0.64000)	03/31/26	01/06/28	256
2A23	30314004	8,534,272.29	8,772,876.28	162,000,000.00	10/15/25	(1,135,467.81)	(0.64000)	03/31/26	01/06/28	256
2A24	30314005	4,480,493.55	4,605,760.55	162,000,000.00	10/15/25	(1,135,467.81)	(0.64000)	03/31/26	01/06/28	256
6A1	30299468	30,000,000.00	30,000,000.00	95,800,000.00	12/04/17	6,606,415.05	1.80000	--	02/06/28	I/O
6A2	30299469	10,000,000.00	10,000,000.00	95,800,000.00	12/04/17	6,606,415.05	1.80000	--	02/06/28	I/O
6A5	30299472	5,000,000.00	5,000,000.00	95,800,000.00	12/04/17	6,606,415.05	1.80000	--	02/06/28	I/O
17	30314027	16,263,015.12	16,287,513.75	28,400,000.00	11/15/17	1,056,686.28	0.90000	12/31/25	02/06/28	257
Totals		109,481,655.64	110,854,266.51	1,287,800,000.00		14,063,124.57

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A12	30313999	IN	NY	08/19/24	1

08/05/26: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided to mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of the borrower; however, the new equity partner backed out. The parties have resumed discussions and have agreed to terms. The proposed modification/extension was approved and docs were drafted; however, the deal again failed to close.

	A new proposal was received to substitute a new capital partner; however, the parties were unable to agree to terms. SS is proceeding with remedies.

2A13	30314000	Various	Various	08/19/24	1

08/05/26: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided to mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of the borrower; however, the new equity partner backed out. The parties have resumed discussions and have agreed to terms. The proposed modification/extension was approved and docs were drafted; however, the deal again failed to close.

	A new proposal was received to substitute a new capital partner; however, the parties were unable to agree to terms. SS is proceeding with remedies.

2A14	30314001	Various	Various	08/19/24	1

08/05/26: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided to mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of the borrower; however, the new equity partner backed out. The parties have resumed discussions and have agreed to terms. The proposed modification/extension was approved and docs were drafted; however, the deal again failed to close.

	A new proposal was received to substitute a new capital partner; however, the parties were unable to agree to terms. SS is proceeding with remedies.

2A22	30314003	Various	Various	08/19/24	1

08/05/26: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided to mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of the borrower; however, the new equity partner backed out. The parties have resumed discussions and have agreed to terms. The proposed modification/extension was approved and docs were drafted; however, the deal again failed to close.

	A new proposal was received to substitute a new capital partner; however, the parties were unable to agree to terms. SS is proceeding with remedies.

2A23	30314004	Various	Various	08/19/24	1

08/05/26: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided to mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of the borrower; however, the new equity partner backed out. The parties have resumed discussions and have agreed to terms. The proposed modification/extension was approved and docs were drafted; however, the deal again failed to close.

	A new proposal was received to substitute a new capital partner; however, the parties were unable to agree to terms. SS is proceeding with remedies.

2A24	30314005	Various	Various	08/19/24	1

08/05/26: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided to mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of the borrower; however, the new equity partner backed out. The parties have resumed discussions and have agreed to terms. The proposed modification/extension was approved and docs were drafted; however, the deal again failed to close.

	A new proposal was received to substitute a new capital partner; however, the parties were unable to agree to terms. SS is proceeding with remedies.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6A1	30299468	OF	NJ	12/19/25	2

08/05/26: Loan transferred to Special Servicing on 12/19/25 due to imminent monetary default. The loan is a $62.5MM fixed-rate loan secured by a 361,454 sf suburban office park in Florham Park, NJ. Borrower advised that the DSCR has dropped below 1.00x due to the recent loss of a 25,000 sf tenant and that they are not in a position to fund operating expense shortfalls going forward. Workout proposal was rejected. Negotiations ongoing.

6A2	30299469	Various	Various	12/19/25	2

08/05/26: Loan transferred to Special Servicing on 12/19/25 due to imminent monetary default. The loan is a $62.5MM fixed-rate loan secured by a 361,454 sf suburban office park in Florham Park, NJ. Borrower advised that the DSCR has dropped below 1.00x due to the recent loss of a 25,000 sf tenant and that they are not in a position to fund operating expense shortfalls going forward. Workout proposal was rejected. Negotiations ongoing.

6A5	30299472	Various	Various	12/19/25	2

08/05/26: Loan transferred to Special Servicing on 12/19/25 due to imminent monetary default. The loan is a $62.5MM fixed-rate loan secured by a 361,454 sf suburban office park in Florham Park, NJ. Borrower advised that the DSCR has dropped below 1.00x due to the recent loss of a 25,000 sf tenant and that they are not in a position to fund operating expense shortfalls going forward. Workout proposal was rejected. Negotiations ongoing.

17	30314027	IN	CA	08/20/25	1

8.5.2026: Borrower remains current on debt service and is not presently under any loan default. Property was previously impaired by a significant fire casualty event. Restoration efforts are pending. Lender continues to contemplate and discuss borrower ''s proposed, minor modification request. The loan was transferred to special servicing on 8.21.2025, at the request of the borrower to facilitate modification discussions. Resolution is expected soon.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30313994	0.00	4.19100%	0.00	4.19100%	8	07/08/21	07/08/21	07/15/21
1A1	30313994	0.00	4.19100%	0.00	4.19100%	8	07/15/21	07/08/21	07/08/21
7A2	30314014	0.00	4.72800%	0.00	4.72800%	8	03/28/24	03/28/24	04/15/24
7A4	30314016	0.00	4.72800%	0.00	4.72800%	8	03/28/24	03/28/24	04/15/24
29	30314040	0.00	4.92500%	0.00	4.92500%	8	12/22/21	12/22/21	07/21/26
34	30299394	10,832,001.00	4.97280%	10,832,001.00	4.97280%	10	05/06/20	05/06/20	05/08/20
34	30299394	0.00	4.97280%	0.00	4.97280%	8	05/08/20	05/06/20	05/06/20
42	30299498	7,527,655.62	5.63060%	7,527,655.62	5.63060%	8	08/24/20	08/06/20	08/26/20
42	30299498	0.00	5.63060%	0.00	5.63060%	8	08/26/20	08/06/20	08/24/20
Totals		18,359,656.62		18,359,656.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
44	30314049 01/18/23	6,801,717.81	14,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	30314058 01/18/22	5,169,773.73	5,700,000.00	5,274,180.00	872,377.38	5,274,180.00	4,401,802.62	767,971.11	0.00	6,127.72	761,843.39	13.85%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,971,491.54	19,800,000.00	5,274,180.00	872,377.38	5,274,180.00	4,401,802.62	767,971.11	0.00	6,127.72	761,843.39

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
44	30314049	01/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	30314058	07/17/23	0.00	0.00	761,843.39	0.00	0.00	84.32	0.00	0.00	761,843.39
		06/16/23	0.00	0.00	761,759.07	0.00	0.00	(8,431.79)	0.00	0.00
		05/17/22	0.00	0.00	770,190.86	0.00	0.00	2,219.75	0.00	0.00
		01/18/22	0.00	0.00	767,971.11	0.00	0.00	767,971.11	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	761,843.39	0.00	0.00	761,843.39	0.00	0.00	761,843.39

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A12	0.00	0.00	2,393.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A13	0.00	0.00	1,840.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A14	0.00	0.00	966.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A22	0.00	0.00	2,393.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A23	0.00	0.00	1,840.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A24	0.00	0.00	966.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A2	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A5	0.00	0.00	1,076.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,506.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.62	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	26.54	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.73)	0.00	0.00	0.00
Total	0.00	0.00	23,594.70	0.00	0.00	0.00	0.00	0.00	30.43	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,625.13

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30